Consolidated Statements of Shareholders' Equity and Redeemable Noncontrolling Interest - USD ($) $ in Thousands	Common Class A [Member] Retained Earnings [Member]	Common Class A [Member] Common Stock Outstanding [Member]	Common Class A [Member]	Common Class B [Member] Retained Earnings [Member]	Common Class B [Member] Common Stock Outstanding [Member]	Common Class B [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022		$ 214			$ 1,067		$ 237,188	$ (16,546)	$ (349)	$ 40,772	$ 0	$ 262,346
Balance (in shares) at Dec. 31, 2022		2,142			10,643
Net earnings							73,831					73,831
Cash dividends declared on common stock	$ (512)		$ (512)	$ (2,997)		$ (2,997)
Issuance of restricted common stock					$ 1					(1)
Issuance of restricted common stock (in shares)					10
Forfeiture of restricted common stock					$ (3)
Forfeiture of restricted common stock (in shares)					(31)
Forfeiture of restricted common stock, APIC										3
Repurchase of treasury stock (in shares)		0			(2)
Repurchase of treasury stock									(105)			(105)
Foreign currency translation adjustment, net of taxes								6,684				6,684
Unrealized gains on interest rate swap cashflow hedge, net of taxes								(1,579)				(1,579)
Unrealized holding gains on marketable securities, net of taxes								1				1
Stock-based compensation expense										3,486		3,486
Change in unfunded SERP liability, net of taxes								(597)				(597)
Balance at Dec. 31, 2023		$ 214			$ 1,065		307,510	(12,037)	(454)	44,260		340,558
Balance (in shares) at Dec. 31, 2023		2,142			10,620
Net earnings							40,960				484	40,960
Cash dividends declared on common stock	(508)		(508)	(2,931)		(2,931)
Issuance of restricted common stock					$ 6					(6)
Issuance of restricted common stock (in shares)					58
Forfeiture of restricted common stock					$ (1)
Forfeiture of restricted common stock (in shares)					(17)
Forfeiture of restricted common stock, APIC										1
Repurchase of treasury stock (in shares)		(27)			(236)
Repurchase of treasury stock		$ (2)			$ (24)				(16,053)			(16,053)
Foreign currency translation adjustment, net of taxes								(5,543)				(5,543)
Unrealized gains on interest rate swap cashflow hedge, net of taxes								(1,231)				(1,231)
Unrealized holding gains on marketable securities, net of taxes								2				2
Stock-based compensation expense										3,740		3,740
Change in unfunded SERP liability, net of taxes								1,582				1,582
Acquisition resulting in redeemable noncontrolling interest ("NCI")		0					0	0			72,354	0
Redemption value adjustment on redeemable NCI							0				7,748	0
Purchase of common stock, APIC										26
Cancellation of treasury shares									16,507	(16,507)
Balance at Dec. 31, 2024		$ 212			$ 1,046		345,031	(17,227)	0	31,514	80,586	360,576
Balance (in shares) at Dec. 31, 2024		2,115			10,425
Net earnings							61,536				3,452	61,536
Cash dividends declared on common stock	$ (508)		$ (508)	$ (2,957)		$ (2,957)
Issuance of restricted common stock					$ 13					(13)
Issuance of restricted common stock (in shares)					129
Forfeiture of restricted common stock					$ (1)
Forfeiture of restricted common stock (in shares)					(11)
Forfeiture of restricted common stock, APIC										1
Foreign currency translation adjustment, net of taxes								2,476				2,476
Unrealized gains on interest rate swap cashflow hedge, net of taxes								(1,823)				(1,823)
Unrealized holding gains on marketable securities, net of taxes												0
Stock-based compensation expense										6,813		6,813
Change in unfunded SERP liability, net of taxes								(600)				(600)
Redemption value adjustment on redeemable NCI											9,123	0
Balance at Dec. 31, 2025		$ 212			$ 1,058		$ 403,102	$ (17,174)	$ 0	$ 38,315	$ 93,161	$ 425,513
Balance (in shares) at Dec. 31, 2025		2,115			10,543